CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenue:
Commissions		¥ 74,640	¥ 111,501	¥ 150,895	¥ 241,844
Fees from investment banking		23,353	44,867	40,666	69,364
Asset management and portfolio service fees		52,140	58,177	104,752	118,117
Net gain on trading		118,758	62,551	258,901	187,299
Gain (loss) on private equity investments		(420)	602	(433)	1,756
Interest and dividends		108,863	111,540	215,414	225,189
Gain (loss) on investments in equity securities		7,654	(10,882)	(2,312)	(1,696)
Other		41,121	39,551	76,638	84,482
Total revenue		426,109	417,907	844,521	926,355
Interest expense		79,114	81,303	159,046	165,719
Net revenue	[1]	346,995	336,604	685,475	760,636
Non-interest expenses:
Compensation and benefits		127,969	149,723	253,918	305,619
Commissions and floor brokerage		22,867	32,621	47,039	66,864
Information processing and communications		41,601	48,219	85,850	96,153
Occupancy and related depreciation		16,803	19,173	35,031	37,902
Business development expenses		6,881	8,454	15,177	16,784
Other		49,100	58,537	103,921	111,425
Total non-interest expenses		265,221	316,727	540,936	634,747
Income before income taxes		81,774	19,877	144,539	125,889
Income tax expense (benefit)		19,721	(28,377)	35,512	7,991
Net income		62,053	48,254	109,027	117,898
Less: Net income attributable to noncontrolling interests		873	1,695	1,022	2,597
Net income attributable to NHI shareholders		¥ 61,180	¥ 46,559	¥ 108,005	¥ 115,301
Basic-
Net income attributable to NHI shareholders per share		¥ 17.1	¥ 12.95	¥ 30.1	¥ 32.06
Diluted-
Net income attributable to NHI shareholders per share		¥ 16.68	¥ 12.63	¥ 29.39	¥ 31.26

[1]	There is no revenue derived from transactions with a single major external customer.